Oil and Gas Properties (Schedule of Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation, Depletion and Amortization) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Oil and Gas Property [Abstract]
Net oil and gas properties at March 31, 2012	$ 27,268,211	$ 26,130,404
Unproven oil and gas properties		26,092,038
Acquisition costs	276,107
Deposits on lease acquisitions	118,879
Asset retirement costs	55,924
Development and exploration costs	727,955	38,366
Capitalized costs relating to oil and gas producing activities	27,309,269	26,130,404
Accumulated depletion expense	(41,058)
Oil and gas properties, net	$ 27,268,211	$ 26,130,404